Investment properties - Changes in investment properties (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Reconciliation of changes in investment property [abstract]
Beginning balance	₩ 450,788		₩ 472,768	₩ 387,707
Changes in investment property [abstract]
Acquisition	736		0	99,234
Disposal	(4,637)		(62,467)	0
Depreciation	(8,511)		(8,216)	(5,398)
Transfer	9,997		42,344	(2,098)
Classified as assets held for sale	(35,137)		0	0
Foreign currencies translation adjustments	5,103		6,409	(6,677)
Acquisition through business combination	580,515		0	0
Others	0		(50)	0
Ending balance	₩ 998,854	$ 691,464	₩ 450,788	₩ 472,768